Recent Accounting Statements	12 Months Ended
Dec. 31, 2017
Recent Accounting Statements [Abstract]
Recent Accounting Statements

22.   Recent Accounting Statements

In May 2014, the FASB issued Accounting Standards Update “ASU No. 2014-09 – Revenue from Contracts with Customers” which provides additional guidance to clarify the principles for recognizing revenue.  The standard and subsequent amendments are intended to develop a common revenue standard for removing inconsistencies and weaknesses, improve comparability, provide more useful information to users through improved disclosure requirements, and simplify the preparation of financial statements. This guidance and subsequent amendments are effective for fiscal years beginning after December 15, 2017.    We will apply a modified retrospective adoption for our fiscal year beginning January 1, 2018.  We are in the process of finalizing our assessment, but expect the most significant impacts of adoption to be as follows:

VITAS

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VITAS’ net room and board expense related to Medicaid patients will be reclassified to a contra-revenue account from its current classification in cost of services provided.  The net room and board expense for the year ended December 31, 2017 was approximately $9.0 million.  We have also analyzed the cash flow stream related to room and board for Medicaid patients and concluded that “net” reporting in the financial statements continues to be appropriate.

Chemed Consolidated

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The majority of the Company’s provision for bad debts, currently classified in selling, general and administrative expense in our Statements of Income, will be reclassified to a contra-revenue account as they will be considered implicit price concessions at the time service is performed.  The total provision for bad debts for the year ended December 31, 2017 was approximately $17.4 million.

•	We do not anticipate the cumulative effect of adoption as of January 1, 2018 to be material.
•	We do not anticipate a material impact on the Company’s net income on an on-going basis.

In February 2016, the FASB issued Accounting Standards Update “ASU No. 2016-02 – Leases” which introduces a lessee model that brings most leases on to the balance sheets and updates lessor accounting  to align with changes in the lessee model and the revenue recognition standard.   The guidance is effective for fiscal years beginning after December 15, 2018.  Based on the provisions of the ASU, we anticipate a material increase in both assets and liabilities when our current operating lease contracts are recorded on the balance sheets.  We do not currently have a specific dollar estimate of the impact.

In August 2016, the FASB issued Accounting Standards Update “ASU No. 2016-15 – Cash Flow Classification” which amends guidance on the classification of certain cash receipts and payments in the statement of cash flows.  The primary purpose of ASU 2016-15 is to reduce diversity in practice related to eight specific cash flow issues.  The guidance in this ASU is effective for fiscal years beginning after December 15, 2017.    We have analyzed the impact of ASU 2016-15 on our statement of cash flows and do not expect it to have a material effect.

In January 2017, the FASB issued Accounting Standards Update “ASU No. 2017-4 – Intangibles – Goodwill and Other”.  To simplify the subsequent measurement of goodwill, the FASB eliminated Step 2 from the goodwill impairment test.  The guidance in the ASU is effective for the Company in fiscal years beginning after December 15, 2019.  Early adoption is permitted.  We anticipate adoption of this standard will have no impact on our consolidated financial statements.